Geographic information (Tables)	12 Months Ended
Dec. 31, 2016
Geographic Information Tables
Revenues derived by geographic area
	2016	2015	2014
South and Central America (Bolivia, Belize)	$1,447,269	$ 17,422,151	$ -
North America (United States)	-	-	3,913,367
	1,447,269	17,422,151	3,913,367